INCOME TAXES - Reconciliation of effective rate (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Net income (loss) before tax		$ (90,278)	$ (9,411)
Canadian statutory income tax rate		27.00%	27.00%
Anticipated income tax at statutory rate		$ (24,181)	$ (2,541)
Permanent differences		11,750	190
Differences between Canadian and foreign tax rates		(3,035)	(269)
Change in estimate		53	194
Inflation adjustment		130	(141)
Impact of foreign exchange on local currencies		3,087	975
Change in deferred tax assets not recognized		13,425	1,746
Mining taxes and duties		(658)	(156)
Withholding taxes		531	803
Utilization of foreign tax credits		(143)	(149)
Items booked through equity		(353)
Other items		138
Total tax expense (income)	$ 891	$ 744	$ 652
Effective tax rate		(1.00%)	(7.00%)